Prepayments and Other Current Assets - Summary of Prepayment And Other Assets (Detail)Prepayments and Other Current Assets ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Deductible value-added tax input	¥ 9,871	$ 1,474	¥ 40,690
Prepayments for CRO and other services	7,465	1,115	4,614
Deposits	3,352	500	4,083
Others	574	85	206
Deferred expenses	6,263	935	531
Prepayment for raw materials	4,468	667	2,335
Prepaid expense and other assets current	¥ 31,993	$ 4,776	¥ 52,459